Lincoln Life & Annuity

Company of New York

LAW DEPARTMENT

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

ONE GRANITE PLACE

CONCORD, NEW HAMPSHIRE 03301

FREDERICK C. TEDESCHI

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Phone: 603-226-5105

Fax: 603-226-5448

Frederick.Tedeschi@LFG.com

September 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                               Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B of Lincoln Life & Annuity Company of New York: File No. 811-08470; 033-77496

Commissioners:

Lincoln Life & Annuity Company of New York (“LLANY”), on behalf of its Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B (the “Separate Account”), has sent to policy owners annual reports for the period ended June 30, 2008 provided by the mutual funds in which the Separate Account invests as required by Rule 30e-2 under the Investment Company Act of 1940.

In addition, LLANY understands that such mutual funds have filed or will file their semiannual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 603-226-5105.

Very truly yours,

Lincoln Life & Annuity Company of New York

By	/S/ Frederick C. Tedeschi
Vice President and Associate
General Counsel